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                  [SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                   May 5, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

        Re:     Paragon Life Insurance Company
                Separate Account B of Paragon Life Insurance Company (File Nos. 33-58796 and 811-7534)

Commissioners:

        On behalf of Paragon Life Insurance Company (the "Company") and Separate Account B of Paragon Life Insurance Company (the "Account"), I am transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and statement of additional information for the variable life insurance contracts offered by the Company through the Account that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent amendment to the above-referenced registration statement. The most recent amendment to the above-referenced registration statement was filed electronically with the Securities and Exchange Commission on April 29, 2005.

        If you have any questions regarding this letter, please contact the undersigned at (202) 383-0158.

                                        Sincerely,

                                        By: /s/ Stephen E. Roth
                                            ------------------------------------
                                                Stephen E. Roth

Enclosures

cc: Matthew K. Duffy/Paragon Life Insurance Company
    Marie C. Swift, Esq./Metropolitan Life Insurance Company
    Gregg P. Hirsch, Esq./Metropolitan Life Insurance Company